CONSTRUCTION LOANS	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
CONSTRUCTION LOANS

6. CONSTRUCTION LOANS

The Company has various construction loans with private individuals and finance companies. The loans are collateralized by specific construction projects. All loans have a one-year term but will be refinanced if the project is not completed within one year and will be due upon the completion of the project. Interest accrues on the loans and is included with the payoff of the loan. Interest ranges from 5% to 39%. Interest expense and amortization of debt discount are capitalized when incurred and expensed as cost of goods sold when the corresponding property is sold. The loan balances related to third party lenders as of June 30, 2021 and December 31, 2020, were $27,523,700 and $10,092,500, respectively. The book value of collateralized real estate as of June 30, 2021 and December 31, 2020 was $85,217,800 and $20,370,300, respectively.

6. CONSTRUCTION LOANS

The Company has various construction loans with private individuals and finance companies. The loans are collateralized by specific construction projects. All loans have a one-year term but will be refinanced if the project is not completed within one year and will be due upon the completion of the project. Interest accrues on the loans and is included with the payoff of the loan. Interest ranges from 8% to 40%. Interest expense and amortization of debt discount are capitalized when incurred and expensed as cost of goods sold when the corresponding property is sold. The loan balances related to third party lenders as of December 31, 2020 and 2019, were $10,092,500 and $9,647,700, respectively. The book value of collateralized real estate as of December 31, 2020 and December 31, 2019 were $20,370,300 and $24,826,700, respectively.